Statement of Operations (USD $)	12 Months Ended
	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Gross Sales	$ 19,456,505	$ 20,048,942	$ 22,172,673
Less: Discounts, rebates and slotting fees	(1,052,453)	(1,139,911)	(1,646,440)
Net Sales	18,404,052	18,909,031	20,526,233
Expenses (income)
Cost of sales	11,287,079	11,690,856	13,422,152
Selling, general and administrative	4,656,298	5,862,189	4,217,008
Depreciation of property, plant and equipment	676,464	701,389	728,993
Interest on long-term debt	114,902	166,450	221,795
Interest on current debt	725	958	7,762
Gain on contract settlement	0	(158,960)	0
Foreign exchange loss (gain)	4,666	(6,620)	(21,330)
Interest income	(8,216)	(15,997)	(5,066)
Change in derivative liability	17,160	65,677	0
Loss on disposal of assets	11,013	4,238	8,515
Operating Expenses	16,760,091	18,310,180	18,579,829
Income before income tax	1,643,961	598,851	1,946,404
Income tax provision	93,103	680,879	735,133
Net income (loss)	1,550,858	(82,028)	1,211,271
Comprehensive income (loss)	$ 1,550,858	$ (82,028)	$ 1,211,271
Earnings per share
Basic	$ 0.46	$ (0.02)	$ 0.3
Diluted	$ 0.44	$ (0.02)	$ 0.3
Diluted	3,541,859	3,853,866	3,980,202
Basic	3,368,751	3,853,866	3,980,202